Property, plant and equipment (Details 2) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	₨ 3,007	₨ 1,806
Depreciation for the year	1,249	1,143
Ending balance	4,427	3,007
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	6,381	4,355
Additions	2,967	2,420
Disposals	(1,743)	(354)
Effect of changes in foreign exchange rates	143	(40)
Ending balance	7,748	6,381
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,374	2,549
Depreciation for the year	1,249	1,143
Disposals	(1,353)	(284)
Effect of changes in foreign exchange rates	51	(34)
Ending balance	3,321	3,374
Land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	85	84
Ending balance	87	85
Land [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	85	84
Additions	0	0
Disposals	0	0
Effect of changes in foreign exchange rates	2	1
Ending balance	87	85
Land [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0	0
Depreciation for the year	0	0
Disposals	0	0
Effect of changes in foreign exchange rates	0	0
Ending balance	0	0
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,308	1,199
Ending balance	3,651	2,308
Buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	5,040	3,205
Additions	2,353	1,941
Disposals	(1,215)	(70)
Effect of changes in foreign exchange rates	140	(36)
Ending balance	6,318	5,040
Buildings [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,732	2,006
Depreciation for the year	944	802
Disposals	(1,061)	(44)
Effect of changes in foreign exchange rates	52	(32)
Ending balance	2,667	2,732
Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0	0
Ending balance	0	0
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3	3
Additions	0	0
Disposals	(3)	0
Effect of changes in foreign exchange rates	0	0
Ending balance	0	3
Plant and equipment [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3	3
Depreciation for the year	0	0
Disposals	(3)	0
Effect of changes in foreign exchange rates	0	0
Ending balance	0	3
Furniture Fixtures And Office Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	44	36
Ending balance	0	44
Furniture Fixtures And Office Equipment [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	82	85
Additions	0	23
Disposals	(82)	(27)
Effect of changes in foreign exchange rates	0	1
Ending balance	0	82
Furniture Fixtures And Office Equipment [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	38	49
Depreciation for the year	0	15
Disposals	(38)	(27)
Effect of changes in foreign exchange rates	0	1
Ending balance	0	38
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	570	487
Ending balance	689	570
Vehicles [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,171	978
Additions	614	456
Disposals	(443)	(257)
Effect of changes in foreign exchange rates	1	(6)
Ending balance	1,343	1,171
Vehicles [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	601	491
Depreciation for the year	305	326
Disposals	(251)	(213)
Effect of changes in foreign exchange rates	(1)	(3)
Ending balance	₨ 654	₨ 601